John Hancock Funds II

Supplement dated January 3, 2014 to the current Prospectus

Global Absolute Return Strategies Fund (the “Fund”)

Effective January 3, 2014, the holdings of the Fund will be posted to the Fund’s website no earlier than 15 days after each calendar month end.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

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